CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Net unrealized gains on available-for-sale investments, net	$ (2,245)	$ 944	$ (2,371)